Annual Report

December 31, 2000

T. Rowe Price
Personal Strategy Balanced Portfolio

Dear Investor

U.S. stocks tumbled in the second half of 2000 amid signs of a slowing economy and a dimmer profit outlook for many industries. This ended a five-year streak of double-digit annual gains for major indexes. Except for the high-yield sector, bond performance was strong as interest rates declined and inflation risks diminished. International stocks also fell, but a weaker dollar in the fourth quarter mitigated losses for U.S. investors.

PERFORMANCE AND STRATEGY REVIEW

Performance Comparison

Periods Ended 12/31/00                          6 Months            12 Months
--------------------------------------------------------------------------------

Personal StrategyBalanced Portfolio                2.88%                5.41%

Merrill Lynch-Wilshire CapitalMarket Index         -5.65                -5.31

Combined Index Portfolio*                          -2.81                -1.51

* An unmanaged portfolio composed of 60% stocks (S&P 500), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (90-day Treasury bills).

The portfolio's objective is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% cash - with 10-percentage-point variations permitted for each asset class.

The portfolio returned 2.88% in the second half of 2000 versus -2.81% for a weighted average index that is 60% S&P 500, 30% Lehman Brothers U.S. Aggregate Index, and 10% 90-day Treasury bills. For the 12 months ended December 31, the fund's 5.41% return outperformed the -1.51% return for the weighted average benchmark. The portfolio also outperformed the Merrill Lynch-Wilshire Capital Market Index over both the 6- and 12-month periods.

Value and small-cap stocks were the top-performing sectors over the last 12 months. The portfolio also benefited from its investment-grade bond allocation in the second half of 2000 and over the full year. The portfolio's investment-grade fixed-income allocation also helped buffer the portfolio from equity market volatility. Our foreign holdings curtailed overall performance during the year, due in large part to the weakness in Europe's fledgling currency, the euro.

Tighter credit conditions coupled with increasing default levels, particularly in the telecommunications sector, contributed to the poor performance of high-yield bonds. While depreciation has lowered our current allocation to high yield, we are looking for opportunities to buy into selected sectors and issues that we believe are well-positioned to weather further market weakness.

PORTFOLIO HIGHLIGHTS

The portfolio's investment committee meets once a month to adjust the weightings of stocks, bonds, and money market securities within the appropriate range for the portfolio, based on market conditions and economic fundamentals. We made no major changes to the portfolio's structure in the second half of 2000, and our asset allocation targets remained unchanged over the course of the year. We remain overweighted in international equities, which we believe represent attractive value. Given their growth potential, we also feel that small-cap stocks remain undervalued relative to large-caps. With increasing market volatility, our asset allocation remains slightly underweighted in equities versus fixed income.

                                        Asset Allocation
                                                12/31/00

Stocks                                             60.0%

Bonds                                              38.0%

Money markets                                       2.0%

As of December 31, 2000, the portfolio had 60% of its assets in stocks, slightly higher than at the end of June, and 38% in bonds, up two percentage points from the previous period, with the remaining 2% in money market securities. Our higher-than-normal position in bonds reflects our desire to moderate portfolio volatility given the heightened fluctuations in stocks.

MARKET ENVIRONMENT

At the time of our report six months ago, the Federal Reserve had just raised short-term interest rates for the sixth time in a year. Concerned that the sizzling U.S. economy and low unemployment would trigger higher inflation, the Fed hoped to engineer a soft landing, that is, a sustainable, noninflationary level of growth. The May 16 rate hike turned out to be the Fed's last as the economy soon began to show signs of slowing. Investors briefly cheered the news with a stock market rally but quickly began to fear that the economy would slow too much, perhaps threatening a recession. Stocks then began a roller-coaster ride with increasingly lower lows. Earnings warnings, especially among tech companies, added to the gloom.

Interest Rate Levels

                        30-Year              5-Year                90-Day
                  Treasury Bond       Treasury Note         Treasury Bill

12/31/99                   6.46                6.33                  5.33
                           6.57                6.63                  5.59
                           6.13                6.59                  5.81
3/00                       5.94                6.42                  5.88
                           5.95                6.42                  5.78
                           6.14                6.65                  5.92
6/00                       5.94                6.25                  5.84
                           5.80                6.16                  6.20
                           5.71                6.02                  6.31
9/00                       5.89                5.90                  6.21
                           5.72                5.73                  6.36
                           5.66                5.52                  6.26
12/31/00                   5.44                4.98                  5.84

For the six months, the S&P 500 Index of large-cap stocks fell nearly 9% while the tech-heavy Nasdaq Composite lost almost 38%. Small-cap stocks, which rebounded for most of the year after prolonged underperformance, gave back much of their gains in the final three months of the period. Value stocks showed steady gains throughout 2000, reflecting their extremely attractive valuations and solid company fundamentals. After reaching valuation peaks in early 2000, many growth stocks - particularly in the technology sector - posted sharply negative returns during the second half of the year. For the six months, the large-cap Russell 1000 Value Index rose 11.74% versus the Russell 1000 Growth Index's sizable decline of 25.57%.

The slowing economy, restrained inflation, and the Fed's interest rate inactivity heartened bond investors, and equity investors turned increasingly to bonds as stock volatility rose toward year-end. These trends boosted bond prices and correspondingly pushed yields lower. Treasury securities outperformed most other bonds, spurred by the Treasury buyback program that is reducing the supply of long-term government bonds. High-quality bonds were particularly strong during the last six months, but as concerns about slowing economic growth became more widespread, corporate bonds, especially lower-rated issues, lagged. Overall, the Lehman Brothers U.S. Aggregate Index, a broad, unmanaged measure of the domestic bond market, easily outdistanced stocks.

OUTLOOK

Economic growth could remain below 3%, but a weakening economy will likely be tempered by the extent of Federal Reserve easing. In this environment, companies with steady earnings growth and sound finances are likely to perform best. Stocks of high-growth companies may remain volatile amid weaker demand, rising debt burdens, and earnings shortfalls. Bond performance should remain favorable, with high-quality issues likely to outperform lower-quality, at least in the near term. Foreign equity markets may languish as global growth softens, but returns could be augmented by a weaker dollar.

In this environment, we remain optimistic about the long-term prospects for stock and bond returns. Nevertheless, the past year's heightened stock market volatility and rapid shifts in market leadership reinforce the need for the broadly diversified investment strategy that the Personal Strategy Balanced Portfolio offers.

Respectfully submitted,

Edmund M. Notzon III
Chairman of the portfolio's Investment Advisory Committee

January 19, 2001

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the portfolio's investment program.


Portfolio Highlights

Portfolio Overview
                                                                Percent of
                                                                Net Assets
                                                                  12/31/00
--------------------------------------------------------------------------
Reserves                                                              2.4%
--------------------------------------------------------------------------

  Money Market Funds                                                   2.7

  Other Assets Less Liabilities                                       -0.3

Bonds                                                                37.4%
--------------------------------------------------------------------------

  U.S. Government Obligations/Agencies                                12.1

  Corporate                                                           16.1

  U.S. Government Mortgage-Backed                                      8.7

  Mortgage-Backed                                                      0.5

Stocks                                                               60.2%
--------------------------------------------------------------------------

  10 Largest Holdings                                                 7.8%
--------------------------------------------------------------------------

  American Home Products                                               1.1

  BP Amoco                                                             1.0

  Fannie Mae                                                           0.9

  Pfizer                                                               0.8

  Baker Hughes                                                         0.8

  Exxon Mobil                                                          0.7

  Philip Morris                                                        0.7

  Waste Management                                                     0.6

  Citigroup                                                            0.6

  R.R. Donnelley                                                       0.6
--------------------------------------------------------------------------

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Personal Strategy Balanced Portfolio

                                     Merrill Lynch -
                                    Wilshire Capital       Personal Strategy
Date             Portfolio      Capital Market Index      Balanced Portfolio

12/30/1994          10,000                    10,000                 10,000
12/31/1995          12,822                    12,809                 12,866
12/31/1996          14,766                    14,576                 14,697
12/31/1997          18,183                    17,931                 17,345
12/31/1998          21,922                    21,239                 19,829
12/31/1999          24,687                    24,643                 21,497
12/31/2000          24,315                    23,334                 22,660


Average Annual Compound Total Return

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Personal Strategy Balanced Portfolio
Periods Ended 12/31/00
                                                    Since          Inception
1 Year          3 Years        5 Years          Inception               Date
--------------------------------------------------------------------------------

5.41%             9.32%         11.99%              14.60%          12/30/94

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.


Financial Highlights

T. Rowe Price Personal Strategy Balanced Portfolio

                             For a share outstanding throughout each period
                          --------------------------------------------------
                             Year
                            Ended
                         12/31/00   12/31/99   12/31/98   12/31/97   12/31/96

NET ASSET VALUE

Beginning of period      $  16.00   $  16.16   $  15.13   $  13.44   $  12.43

Investment activities
  Net investment
  income (loss)              0.49       0.49       0.47       0.46       0.41

  Net realized and
  unrealized gain (loss)     0.35       0.80       1.65       1.93       1.32

  Total from
  investment activities      0.84       1.29       2.12       2.39       1.73

Distributions
  Net investment income     (0.48)     (0.49)     (0.48)     (0.46)     (0.41)
  Net realized gain         (0.82)     (0.96)     (0.61)     (0.24)     (0.31)


  Total distributions       (1.30)     (1.45)     (1.09)     (0.70)     (0.72)

NET ASSET VALUE
End of period            $  15.54   $  16.00   $  16.16   $  15.13   $  13.44
                         -------------------------------------------------------

Ratios/Supplemental Data

Total return(diamond)        5.41%      8.41%     14.32%     18.04%     14.21%

Ratio of total expenses to
average net assets           0.90%      0.90%      0.90%      0.90%      0.90%

Ratio of net investment
income (loss) to average
net assets                   3.08%      3.03%      3.04%      3.37%      3.33%

Portfolio turnover rate      55.4%      51.3%      47.6%      32.8%      51.7%

Net assets,
end of period
(in thousands)           $109,713   $ 85,259   $ 79,475   $ 63,005   $ 33,263

(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.


Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2000

                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                            In thousands

COMMON STOCKS 60.2%

FINANCIAL 11.3%

Bank and Trust 4.5%

Abbey National (GBP)                                     11,800   $      214

ABN Amro Holding (EUR)                                    3,200           73

Allied Irish Banks (EUR)                                  4,600           53

Australia & New Zealand
  Banking Group (EUR)                                     4,000           32

Australia & New Zealand
  Banking Group ADR                                       1,500           60

Banca Commerciale
  Italiana (EUR)                                         11,000           75

Banca Intesa (EUR)                                       19,300           93

Banca Popolare di Milano (EUR)                            1,400            7

Banco Bradesco ADR                                        8,880           64

Banco de Bilbao
  Vizcaya Argentaria ADR                                 10,400          153

Banco Frances del Rio
  de la Plata ADR                                         2,895           61

Banco Santiago ADR                                        4,400           86

Bank of America                                           7,200          330

Bank of New York                                          4,500          248

Bank One                                                  7,390          271

Bankgesellschaft Berlin (EUR)                             2,400           35

Barclays Group (GBP)                                      5,000          155

BNP Paribas (EUR)                                           500           44

Charter One Financial                                       905           26

Chase Manhattan                                           5,140          234

Chittenden                                                3,500          106

Citizens Banking                                          2,300           67

Commonwealth Bank
  of Australia (AUD)                                      5,400           93

Downey Financial                                          3,600          198

Dresdner Bank (EUR)                                       4,100          179

DSB Group Holdings (SGD)                                  5,489           62

First Bell Bancorp                                          300            4

First Mariner Bancorp                                       400            2

Firstar                                                   1,900           44

Frankfort First Bancorp                                     700            9

Glacier Bancorp                                           1,666           21

KBC Bancassurance
  Holding (EUR)                                           1,000           43

Marshall & Ilsley                                           100            5

Mellon Financial                                         12,480          614

Overseas Chinese Bank (SGD)                               8,250           61

Societe Generale (EUR)                                      380   $       24

Southwest Bancorp *                                       2,400          103

State Street                                              1,500          186

Sumitomo Bank (JPY)                                      15,000          154

Summit Bancorp                                              700           27

Svenska Handelsbanken
  (Series A) (SEK)                                        5,300           91

UniCredito Italiano (EUR)                                19,300          101

Valley National Bancorp                                   3,400          113

Wells Fargo                                               3,900          217

WestAmerica                                               2,600          112

                                                                       4,950

Insurance 2.8%

ACE                                                       5,000          212

Aegon (EUR)                                               1,600           66

American General                                          2,900          236

American International Group                                977           96

AMP (AUD)                                                 4,400           50

Brown and Brown                                           3,400          119

Harleysville Group                                          900           27

Hartford Financial Services Group                           400           28

Istituto Nazionale
  delle Assicurazioni (EUR) *                            13,601           44

London Pacific Group ADR                                  2,400           18

Marsh & McLennan                                          1,600          187

PartnerRe Holdings                                        1,900          116

Selective Insurance                                         700           17

St. Paul                                                  8,900          484

Sumitomo Marine & Fire
Insurance (JPY)                                           9,000           58

Swiss Re (CHF)                                               66          158

UNUMProvident                                            18,200          489

W. R. Berkley                                             1,200           57

XL Capital (Class A)                                      7,100          621

                                                                       3,083
Financial Services 4.0%

American Express                                          6,850          376

Amvescap (GBP)                                            5,700          115

AXA (EUR)                                                   700          101

Banacci (MXN) *                                          95,700          157

Capital One Financial                                     3,000          197

Charles Schwab                                            1,650           47

Citigroup                                                13,350          682

Credit Lyonnais (EUR)                                       700           24

Delta Financial *                                         1,800            1

Fannie Mae                                               11,220          973

Financial Federal *                                         800   $       19

Freddie Mac                                               8,680          598

GIMV (EUR)                                                  700           32

Goldman Sachs Group                                         600           64

HSBC Holdings (GBP)                                      16,139          238

ING Groep (EUR)                                           2,250          180

ITLA Capital *                                              900           17

Morgan Stanley Dean Witter                                2,200          174

Pearson (GBP)                                             3,500           83

Providian Financial                                       3,000          173

Stilwell Financial                                        2,500           99

                                                                       4,350

Total Financial                                                       12,383


UTILITIES 3.7%

Telephone 2.0%

AT&T                                                      4,779           83

AT&T Liberty Media
  (Class A) *                                             4,000           54

BellSouth                                                 4,200          172

British Telecom ADR                                         800           69

KPN (EUR)                                                 1,409           16

Nextel Communications *                                   1,200           30

Portugal Telecom (EUR)                                    1,600           15

Rural Cellular (Class A) *                                  300            9

SBC Communications                                        7,220          345

Sprint                                                    5,800          118

Sprint PCS *                                              1,300           26

Swisscom (CHF)                                              134           35

Tele Danmark (DKK)                                          400           16

Telebras ADR                                              1,600          117

Telecom Corp. of
  New Zealand (NZD)                                       5,000           11

Telecom Corporation
  of New Zealand ADR                                      1,000           17

Telecom Italia (EUR)                                     11,230          124

Telecom Italia Mobile (EUR)                              19,600          156

Telefonica ADR *                                          2,838          142

Telefonos de Mexico
  (Telmex) (Class L) ADR                                  5,100          230

Vodafone                                                  9,900          354

Western Wireless (Class A) *                                500           20

XO Communications *                                       1,200           21

                                                                       2,180

Electric Utilities 1.6%

Cleco                                                     3,200   $      175

E.On (EUR)                                                2,210          134

Electrobras *                                             5,400           50

Empresa Nacional de
lectricidad Chile ADR *                                   7,530           82

Exelon                                                    6,375          448

FirstEnergy                                               6,392          202

GPU                                                       1,300           48

Hong Kong Electric
  Holdings (HKD)                                         15,000           55

Iberdrola (EUR)                                           9,500          119

National Grid Group (GBP)                                 3,400           31

Powergen (GBP)                                            4,100           39

Sony (JPY)                                                1,800          124

TXU                                                       4,340          192

Unisource Energy                                            800           15

                                                                       1,714

Water Utilities 0.1%
Suez Lyonnaise des Eaux (EUR)                               900          165

                                                                         165

Total Utilities                                                        4,059


CONSUMER NONDURABLES 11.7%

Cosmetics 0.6%

Chattem *                                                 1,300            7

Gillette                                                  7,300          264

International Flavors &
  Fragrances                                             13,500          274

Kao (JPY)                                                 3,000           87

                                                                         632

Beverages 0.9%

Anheuser-Busch                                            8,100          369

Coca-Cola                                                 3,500          213

Diageo ADR                                                2,123           94

Femsa UBD Units
  (Represents 1 Series B
  and 4 Series D shares) (MXN)                           15,500           46

LVMH (EUR)                                                  515           34

PepsiCo                                                   4,560          226

                                                                         982
Food Processing 1.8%
American Italian Pasta (Class A) *                        1,200           32

Associated British Foods (GBP)                           14,000          105

Cadbury Schweppes (GBP)                                   6,900           48

Cadbury Schweppes ADR                                     1,800   $       52

Campbell                                                  9,000          312

Carrefour (EUR)                                           2,320          146

Casino Guich-Perrachon (EUR)                                400           40

Danisco (DKK)                                               200            8

Eridania Beghin-Say (EUR)                                   430           37

G.I.B. Group (EUR)                                          900           38

General Mills                                             8,860          395

International Multifoods                                  4,200           85

Nestle (CHF)                                                 63          147

Quaker Oats                                                 300           29

Ralston Purina                                            9,740          255

Sara Lee                                                  3,960           97

Seneca Foods (Class A) *                                    700           10

Seneca Foods (Class B) *                                    300            4

Unilever                                                  1,985          125

                                                                       1,965
Hospital Supplies/Hospital Management 0.8%

Airgas *                                                  2,700           18

Allergan                                                    600           58

Baxter International                                      2,500          221

Cephalon *                                                1,276           81

Hooper Holmes                                             3,100           34

Lincare Holdings *                                        2,000          114

Medtronic                                                   200           12

Mentor                                                    3,600           71

Molecular Devices *                                         600           41

Renal Care Group *                                        1,250           34

Smith & Nephew (GBP)                                     19,409           90

Steris *                                                  2,400           39

Terumo (JPY)                                              3,000           66

                                                                         879
Pharmaceuticals 4.1%

American Home Products                                   18,980        1,206

Amgen *                                                   1,300           83

Arena Pharmaceuticals *                                     200            3

AstraZeneca Group (GBP)                                   2,900          146

AstraZeneca Group ADR                                     3,100          160

Aurora Biosciences *                                        500           16

Chugai Pharm Co (JPY)                                     2,000           33

Genentech*                                                1,600          130

GlaxoSmithKline                                           3,500          196

IDEC Pharmaceuticals *                                      200           38

Immunex *                                                   700           28

Incyte Genomics *                                           400           10

Johnson & Johnson                                         1,680          177

MedImmune *                                               1,700   $       81

Merck                                                     2,000          187

Novartis (CHF)                                              250          442

Noven Pharmaceuticals *                                     300           11

Novo Nordisk (DKK) *                                        100           18

NPS Pharmaceuticals *                                       700           34

Pfizer                                                   17,995          828

Pharmacia                                                 5,218          318

Schering-Plough                                           3,500          199

Syngenta (CHF) *                                            130            7

Takeda Chemical Industries (JPY)                          2,000          118

Triangle Pharmaceuticals*                                 1,600            8

                                                                       4,477

Healthcare Services 0.6%

AmeriPath *                                               3,000           75

Boron LePore & Associates *                                 400            4

CIGNA                                                     1,200          159

Laboratory Corporation America *                            100           18

Orthodontic Centers of America *                            900           28

Packard BioScience *                                        800            9

UnitedHealth Group                                        4,200          258

Wellpoint Health Networks *                               1,000          115

Wilson Greatbatch Technologies *                          1,400           40

                                                                         706

Biotechnology 0.2%

Abgenix *                                                   400           24

Alkermes *                                                  800           25

COR Therapeutics *                                          800           28

Cubist Pharmaceuticals *                                    300            9

Deltagen*                                                   400            4

EDEN Bioscience *                                           200            6

Edwards Lifesciences *                                    1,600           29

Gilead Sciences *                                           100            8

Inhale Therapeutic Systems *                              2,000          100

Neose Technologies *                                        100            3

Neurocrine Biosciences *                                    600           20

Serologicals *                                            1,600           24

ViroPharma *                                                600            9

                                                                         289

Miscellaneous Consumer Products 2.7%

Bridgestone (JPY)                                         2,000           18

Coach *                                                     300            9

Colgate-Palmolive                                         7,180          463

Cone Mills *                                              2,900            7

Culp                                                        900            2

Dan River *                                               3,200            7

Electrolux (Class B) (SEK)                                1,300   $       17

Energizer Holdings *                                      3,246           69

Harcourt General                                          5,700          326

Lion Nathan (EUR)                                        26,300           59

Mattel                                                   16,800          243

Newell Rubbermaid                                         5,800          132

Nintendo (JPY)                                              300           47

Philip Morris                                            17,880          787

Philips Electronics ADR                                   2,850          103

Pioneer Electronic (JPY)                                  4,000          107

Polymer Group                                             1,100            6

QuikSilver *                                              1,000           19

Reebok International *                                    1,000           27

Sola *                                                    2,800           12

Stride Rite                                               3,000           21

Tomkins (GBP)                                            23,500           52

Unifi *                                                   2,600           23

UST                                                      11,030          310

Wacoal (JPY)                                              5,000           42

WestPoint Stevens                                         1,300           10

Yue Yuen Industrial (HKD)                                25,000           43

                                                                       2,961

Total Consumer Nondurables                                            12,891


CONSUMER SERVICES 5.3%

Restaurants 0.1%

Applebee's                                                  900           28

BUCA *                                                    3,000           44

PJ America *                                              1,100            6

Ruby Tuesday                                              2,400           37

Uno Restaurant *                                          1,400           12

                                                                         127

General Merchandisers 0.7%

Bon-Ton Stores *                                          2,400            6

Casey's General Stores                                    5,900           88

Columbia Sportswear *                                     1,200           60

Neiman Marcus Group *                                     2,000           71

Target                                                    2,400           77

Tesco (GBP)                                              45,059          184

Wal-Mart                                                  4,100          218

Wal-Mart de Mexico (MXN) *                               33,200           66

                                                                         770

Specialty Merchandisers 1.9%

Albertson's                                              10,200          270

CVS                                                       3,228          193

Home Depot                                                3,100          142

Kroger *                                                  6,600          179

Nordstrom                                                11,700   $      213

O' Charley's *                                            3,400           61

Omron (JPY)                                               2,000           42

PurchasePro.com *                                         1,000           17

Safeway *                                                 4,900          306

Toys "R" Us *                                            19,200          320

Tupperware                                               14,100          288

Urban Outfitters *                                        1,100            9

Wild Oats Markets *                                       1,200            5

                                                                       2,045

Entertainment and Leisure 1.1%

Disney                                                   18,400          532

Houghton Mifflin                                          1,300           60

Hutchison Whampoa (HKD)                                  20,600          257

MGM Grand                                                 1,900           54

Papa John's International *                               1,600           36

Sonic *                                                   1,050           25

Viacom (Class B) *                                        4,974          232

                                                                       1,196

Media and Communications 1.4%

American Tower (Class A) *                                  200            8

Asatsu (JPY)                                              1,000           24

Citadel Communications *                                  1,900           23

Classic Communications
(Class A) *                                               1,000            2

Clear Channel Communications *                            3,201          155

Comcast (Class A Special) *                               2,200           92

Crown Castle International *                              1,600           43

Elsevier (EUR)                                            1,700           25

Emmis Broadcasting (Class A) *                            1,600           46

Entercom Communications *                                   800           28

Infinity Broadcasting (Class A) *                         3,700          103

McGraw-Hill                                               1,200           70

Mediaset (EUR)                                            4,300           51

News Corporation ADR                                      1,700           55

Pegasus Communications *                                    800           21

Publishing & Broadcasting (EUR)                           9,000           65

R.R. Donnelley                                           23,800          643

Sinclair Broadcast
  Group (Class A) *                                       4,000           40

Young Broadcasting (Class A) *                              900           30

                                                                       1,524

Printing and Publishing 0.1%

Reed International (GBP)                                 12,500          131

                                                                         131

Total Consumer Services                                                5,793


CONSUMER CYCLICALS 3.0%

Automobiles and Related 0.5%

A.O. Smith (Class B)                                      3,950   $       67

Cycle & Carriage (SGD)                                    4,000            8

DaimlerChrysler (EUR)                                     1,000           42

Fiat (EUR)                                                  800           20

Honda Motor (JPY)                                         1,000           37

Honda Motor ADR                                             300           22

Isuzu Motors (JPY) *                                     11,000           20

Keystone Automotive *                                     1,500           11

Littelfuse *                                              3,100           89

Peugeot (EUR)                                               511          116

Strattec Security *                                         600           19

Volkswagen (EUR)                                          1,900           99

Volvo (Class B) (SEK)                                       400            7

                                                                         557

Building and Real Estate 2.0%

Apartment Investment
  & Management, REIT                                        700           35

Arden Realty, REIT                                        2,300           58

Capitaland (SGD) *                                        7,000           12

Cemex Participating Certificates
(Represents 2 Series A and
  1 Series B shares) (MXN)                               13,616           49

Cheung Kong Holdings (HKD)                               11,000          141

City Developments (SGD)                                   5,000           23

EastGroup Properties, REIT                                2,700           61

Federal Realty Investment
  Trust, REIT                                            14,700          279

First Washington Realty
  Trust, REIT                                             1,100           28

Glenborough Realty Trust, REIT                            2,400           42

JP Realty, REIT                                           2,500           39

Parkway Properties, REIT                                  2,600           77

Reckson Associates
  Realty (Class B), REIT                                    926           25

Reckson Associates
  Realty, REIT                                           14,300          359

RMC (GBP)                                                 2,200           19

Simco (EUR)                                                 400           28

Simon Property Group, REIT                               11,696          281

Singapore Land (SGD)                                      5,000           11

Slough Estates (GBP)                                     11,400           70

Starwood Hotels &
  Resorts Worldwide, REIT                                11,700          413

Westfield Trust (EUR)                                    33,500   $       63

Woodhead Industries                                       2,000           39

                                                                       2,152

Miscellaneous Consumer Durables 0.5%

CompX International                                       1,400           12

Eastman Kodak                                             9,700          382

Harman International                                      4,100          150

Intranet Solutions *                                      1,000           51

OCE (EUR)                                                   300            5

                                                                         600

Total Consumer Cyclicals                                               3,309


TECHNOLOGY 5.2%

Electronic Components 1.5%

Altera *                                                  4,000          105

American Superconductor *                                   700           20

Analog Devices *                                          2,700          138

Analogic *                                                1,500           67

Artesyn Technologies *                                    2,200           36

ASM Lithography (EUR)                                       300            7

ATMI *                                                    1,600           31

Benchmark Electronics *                                   1,700           38

EMC *                                                     2,400          160

Epcos (EUR) *                                               100            9

Exar *                                                    1,100           34

Flextronics International *                               5,800          165

Intel                                                     4,100          123

Kyocera (JPY)                                               600           65

LSI Logic *                                               2,300           39

Maxim Integrated Products *                               1,900           91

Methode Electronics (Class A)                             2,300           52

MKS Instruments *                                           900           14

QLogic *                                                    600           46

QuickLogic *                                              1,800           13

Sez Holding (CHF)                                            27           15

SIPEX *                                                   1,200           29

Spirent (GBP)                                            10,400           95

Texas Instruments                                         2,600          123

Xilinx *                                                  1,700           79

                                                                       1,594

Electronic Systems 0.9%

Agilent Technologies *                                      100            6

Applied Biosystems Group                                    800           75

Applied Materials *                                       2,500           96

Applied Micro Circuits *                                  1,100           83

Armor Holdings *                                          3,900           68

Black Box *                                               1,400   $       68

Hewlett-Packard                                           2,100           66

KLA-Tencor *                                                900           30

Lifeline Systems *                                        1,600           20

Lo-Jack *                                                 2,400           18

Solectron *                                               3,400          115

STMicroelectronics (EUR)                                  1,600           70

Waters *                                                  2,700          225

                                                                         940

Information Processing 0.2%

Dell Computer *                                           3,800           66

F. Y. I. *                                                2,200           82

Hitachi (JPY)                                             2,000           18

Hitachi ADR                                                 800           69

                                                                         235

Office Automation 0.0%

Technitrol                                                1,200           49

                                                                          49

Specialized Computer 0.1%

Activision *                                                700           11

Sun Microsystems *                                        3,000           84

Symbol Technologies                                         200            7

Virata*                                                     400            4

                                                                         106

Telecommunications 2.4%

Airgate PCS *                                               300           11

Airnet Commerce *                                           100            1

Alcatel (EUR)                                             2,520          143

Avaya *                                                     366            4

China Mobile *
  (Hong Kong) ADR                                         1,600           43

Cisco Systems *                                          11,000          421

Corning                                                   6,800          359

Deutsche Telekom (EUR)                                    5,800          175

Ditech Communications *                                     500            8

Eircom (EUR)                                              4,700           12

France Telecom ADR                                        1,800          154

Harmonic *                                                2,000           11

JDS Uniphase *                                              600           25

LM Ericsson (Class B) ADR                                14,700          165

Lucent Technologies                                       4,400           59

Marconi (GBP)                                             3,400           37

Nokia ADR                                                12,400          539

Nortel Networks                                           3,000           96

NTT DoCoMo (JPY)                                              7          121

Pacific Century
  CyberWorks ADR                                          1,722   $       11

Peco II *                                                   800           21

QUALCOMM *                                                  100            8

SDL *                                                       500           74

Singapore
  Telecommunications (SGD)                               33,000           51

Sonera Group (EUR)                                        2,200           40

Tellabs *                                                   200           11

Telstra (EUR)                                            15,000           54

Vyyo *                                                      300            2

West TeleServices *                                       1,000           28

                                                                       2,684

Aerospace and Defense 0.1%

DONCASTERS ADR *                                            300            6

Harsco                                                    2,200           54

United Technologies                                         400           31

Woodward Governor                                           700           32

                                                                         123

Total Technology                                                       5,731


EDUCATION 0.0%

Education 0.0%

ITT Educational Services *                                  200            4

Societe BIC (EUR)                                           600           24

Total Education                                              28


CAPITAL EQUIPMENT 1.6%

Electrical Equipment 1.2%

ABB (CHF)                                                   910           97

Bang & Olufsen (Class B) (DKK)                              700           25

Canon (JPY)                                               3,000          105

GE                                                       10,600          508

Getronics (EUR)                                             900            5

hi/fn*                                                      800           22

LSI Industries                                            1,700           34

Matsushita Electric
  Industrial (JPY)                                        9,000          215

Mitsubishi Electric (JPY)                                24,000          148

Tyco International                                        3,852          214

                                                                       1,373

Machinery 0.4%

Actuant                                                   4,000           12

Alstom (EUR)                                              1,300           33

Brooks Automation *                                       1,100   $       31

Danaher                                                   2,100          144

Deere                                                     3,100          142

GKN (GBP)                                                 2,200           23

NN Ball & Roller                                          1,400           13

Saurer (CHF) *                                               47           22

                                                                         420

Total Capital Equipment                                                1,793


BUSINESS SERVICES AND TRANSPORTATION 5.0%

Computer Service and Software 2.1%

Actuate *                                                   800           15

America Online *                                          6,800          237

Analysts International                                    1,800            7

Ariba*                                                      800           43

Automatic Data Processing                                 3,680          233

BISYS Group *                                             1,600           84

Brocade Communications
  Systems *                                                 100            9

Cambridge Technology Partners *                             800            2

Concord Communications *                                    600            5

Digital Impact *                                          1,600            4

Electronic Arts *                                           600           26

First Data                                                4,034          213

Genomica *                                                  100            1

Great Plains Software *                                     500           23

iGATE Capital *                                           1,400            4

Interact Commerce *                                         800            7

Intuit *                                                  1,100           43

Itochu Techno Scie (JPY)                                    100           18

Jack Henry & Associates                                     300           19

Juniper Networks *                                          800          101

Keynote Systems *                                           900           13

Loislaw.com *                                               400            2

Macromedia *                                                600           36

Microsoft *                                               7,140          310

net.Genesis *                                               900            3

NetIQ *                                                     900           79

Oracle *                                                  8,500          247

Packeteer *                                               1,500           19

Peregrine Systems *                                         200            4

Pixelworks *                                                600           13

Progress Software *                                       5,000           72

PSINet *                                                  1,510            1

Quest Software *                                            200            6

Register.com *                                              400            3

SAP (EUR)                                                   580   $       67

Sema PLC (GBP)                                            1,400            6

Siebel Systems *                                          1,400           95

Sonicwall *                                                 400            6

SPSS *                                                    1,100           24

SunGard Data Systems *                                      300           14

Telecommunication Systems *                                 100            0

Usinternetworking *                                       2,700           13

VeriSign *                                                  100            7

VERITAS Software *                                        1,075           94

Verity *                                                    700           17

WebTrends *                                               1,400           41

Zebra Technologies (Class A) *                              500           21

                                                                       2,307

Distribution Services 0.2%

MSC Industrial Direct *                                   1,400           25


Primesource                                               1,200            5

SCP Pool *                                                3,200           96

SunSource *                                               2,000            6

TNT Post Group (EUR)                                        600           15

United Stationers *                                       2,000           50

Watsco (Class A)                                          2,500           29

                                                                         226

Environmental 0.1%

CUNO *                                                    1,700           46

IT Group *                                                1,800            9

Rentokil Initial (GBP)                                    9,900           34

Waterlink *                                               1,300            1

                                                                          90

Transportation Services 0.3%

Bergesen (Class A) (NOK)                                  2,300           36

C.H. Robinson Worldwide                                   1,200           38

Comfort Systems USA *                                     3,300            7

EGL *                                                     1,150           27

Expeditors International
  of Washington                                           1,300           70

Heartland Express *                                         200            5

Hub Group (Class A) *                                       300            3

International Shipholding                                   500            3

Seacor Smit *                                             1,900          100

UTI Worldwide *                                           1,500           29

                                                                         318

Miscellaneous Business Services 1.9%

AnswerThink *                                             1,100            4

British Airport Authorities (GBP)                         3,900           36

Concord EFS *                                               500           22

Corio *                                                     100   $        0

Electro Rent *                                            2,600           37

Exodus Communications *                                   1,200           24

G&K Services                                              1,500           42

H&R Block                                                11,500          476

Hays (GBP)                                                5,700           33

Herman Miller                                               800           23

Insituform Technologies (Class A) *                       2,600          104

Iron Mountain *                                           2,500           93

Ivex Packaging *                                          3,700           40

KForce.com *                                                308            1

Maximus *                                                 2,800           98

McGrath RentCorp                                          1,300           25

MPW Industrial Services Group *                           2,500            3

New England Business Service                              3,200           58

Omnicom Group                                             1,900          157

Strayer Education                                         1,400           35

Syngenta ADR *                                              385            4

Tetra Tech *                                              2,512           80

Vedior (EUR)                                              1,200           15

Waste Management                                         25,222          700

                                                                       2,110
Airlines 0.1%

Midwest Express Holdings *                                1,700           25

Singapore Airlines (SGD)                                  8,000           80

                                                                         105

Railroads 0.3%

Norfolk Southern                                         22,900          305

Railtrack Group (GBP)                                     3,000           41

                                                                         346

Total Business Services and Transportation                             5,502


ENERGY 6.0%

Energy Services 1.2%

Atwood Oceanics *                                         1,100           48

Baker Hughes                                             19,800          823

BJ Services *                                               900           62

Cooper Cameron *                                            300           20

Grant Prideco *                                             500           11

Hydril *                                                    500            9

Johnson Electric
  Holdings (HKD)                                        111,600          172

Kansai Electric Power (JPY)                               3,000           51

Schlumberger                                                200           16

Smith International *                                       400           30

Tokyo Electric Power (JPY)                                2,000   $       49

Transocean Sedco Forex                                      500           23

Weatherford International *                                 500           24

                                                                       1,338

Exploration and Production 1.1%

Barrett Resources *                                       2,300          131

Chieftain International *                                 2,300           64

Cross Timbers Oil                                         3,900          108

Forest Oil *                                              1,800           66

Key Energy Services *                                     4,500           47

National Oilwell *                                        1,200           46

Noble Affiliates                                          2,200          101

Santos (EUR)                                              9,000           30

Unocal                                                   14,030          543

                                                                       1,136

Integrated Petroleum - Domestic 1.7%

Amerada Hess                                                900           66

BP Amoco ADR                                             22,338        1,069

Conoco (Class B)                                          5,377          156

USX-Marathon                                             20,960          582

                                                                       1,873

Integrated Petroleum - International 1.9%

Chevron                                                   2,500          211

ENI (EUR)                                                 3,300           21

ENI SPA ADR                                               1,400           90

Exxon Mobil                                               9,107          792

Petroleo Brasileiro
  (Petrobras) ADR                                         5,300          124

Repsol ADR                                                2,600           42

Royal Dutch Petroleum                                     6,300          381

Shell Transport & Trading ADR                             2,100          104

Texaco                                                    2,540          158

TotalFinaElf (Class B) (EUR)                                685          102

TotalFinaElf ADR                                          1,196           87

                                                                       2,112

Gas and Gas Transmission 0.1%
El Paso Energy                                            1,100           79

                                                                          79

Total Energy                                                           6,538


PROCESS INDUSTRIES 3.0%

Diversified Chemicals 0.8%

Arch Chemicals                                            2,800           50

Cabot Microelectronics *                                    700           36

Dow Chemical                                              9,900          362

DuPont                                                    1,884   $       91

Hercules                                                 15,200          290

                                                                         829

Specialty Chemicals 1.2%
3M                                                        4,070          490

Akzo Nobel (EUR)                                            700           38

BASF (EUR)                                                2,250          102

Great Lakes Chemical                                      7,510          279

Imperial Chemical ADR                                     1,300           44

MacDermid                                                   600           11

Norsk Hydro (NOK)                                         1,500           64

Pall                                                     12,500          266

Sumitomo Chemicals (JPY)                                 11,000           55

                                                                       1,349

Paper and Paper Products 0.5%

Buckeye Technologies *                                    2,200           31

Jefferson Smurfit (EUR) *                                   109            0

Kimberly-Clark                                            5,200          368

Kimberly-Clark de
  Mexico (Class A) (MXN)                                 23,200           64

Smurfit-Stone Container                                     700           10

                                                                         473

Forest Products 0.4%

Georgia-Pacific                                           4,917          153

Rio Tinto (GBP)                                           1,400           25

Weyerhaeuser                                              5,800          294

                                                                         472

Building and Construction 0.1%

Dal-Tile International *                                    800           11

Eiffage (EUR)                                               800           53

Layne Christensen *                                       2,100            7

Simpson Manufacturing *                                     500           26

Trex *                                                      300            8

U.S. Aggregates                                           1,700           13

                                                                         118

Total Process Industries                                               3,241


BASIC MATERIALS 1.2%

Metals 1.1%

Alcoa                                                    13,568          454

Gibraltar Steel                                             500            9

Material Sciences *                                       3,100           24

Matthews International (Class A)                          3,400          108

Pechiney (EUR)                                              500           23

Phelps Dodge                                              9,800          547

                                                                       1,165
Mining 0.1%

Battle Mountain Gold *                                    7,600   $       13

Lihir Gold *                                             29,900           10

Rio Tinto (EUR)                                           6,400          105

Union Miniere (EUR)                                       1,000           37

                                                                         165

Miscellaneous Materials 0.0%

Malayan Cement (MYR)                                      7,500            2

                                                                           2

Total Basic Materials                                                  1,332


MISCELLANEOUS 0.1%

Miscellaneous 0.1%

Yasuda Trust and Banking (JPY)                           67,000           56

                                                                          56

Conglomerates 0.0%

Orkla (Class A) (NOK)                                       714           14

                                                                          14

Total Miscellaneous                                                       70


FOREIGN 3.1%

Europe 1.5%

Aventis (EUR)                                             2,000          176

Bank of Scotland (GBP)                                   13,800          145

BG Group (GBP)                                           10,288           41

BNL (EUR)                                                 5,300           16

Brembo (EUR)                                              1,900           17

Cap Gemini (EUR)                                            200           32

Credit Suisse Group (CHF)                                   900          171

CSM (EUR)                                                 1,400           35

Deutz (EUR) *                                             6,000           15

DnB Holding (NOK)                                         1,700            9

EM.TV (EUR)                                                 300            2

Essilor International (EUR)                                  92           30

Fortis B (EUR)                                            1,400           45

Granada Compass (GBP) *                                   5,586           59

Ifil (EUR)                                                1,000            8

Lafarge (EUR)                                               300           25

Lattice Group (GBP) *                                    10,288           23

Merck KGaA (EUR)                                          1,200           53

Metro (EUR)                                                 400           19

Munich Re (EUR)                                             700          250

Nordic Baltic Holding (SEK)                              13,833          108

Novozymes (B Shares) (DKK) *                                100            2

OMV (ATS)                                                    50            4

Prosegur Seguridad (EUR)                                  2,100   $       24

Publicis Groupe (EUR)                                     1,140           38

Radiometer (DKK)                                            600           15

Rolls Royce (GBP)                                        17,000           51

Sandvik (SEK)                                               900           22

Seat Pagine Gialle (EUR)                                    544            1

Securitas (Class B) (SEK)                                 1,100           20

SGL Carbon (EUR) *                                          200           11

Sodexho Alliance (EUR)                                      300           56

Svenska Cellulosa (SEK)                                   2,300           49

Swatch (CHF)                                                 93           24

                                                                       1,596

Far East 1.3%

Advantest (JPY)                                             400           37

Ashikaga Bank (JPY) *                                     2,000            4

Citizen Watch (JPY)                                       7,000           51

Cosmo Oil Company (JPY)                                  12,000           21

Daito Trust Construction (JPY)                            1,200           22

Enix (JPY)                                                1,000           26

Fujikura (JPY)                                           20,000          150

Glory (JPY)                                               1,000           19

Maeda Road Construction (JPY)                             8,000           33

Mitsubishi (JPY)                                         18,000          133

Mizuho Holdings (JPY)                                        37          229

Mochida Pharm Co (JPY)                                    3,000           18

Mycal Corp (JPY)                                         10,000           21

Nippon Elec Glass (JPY)                                   1,000           19

Nippon Yusen Kk (JPY)                                    11,000           45

Nissan Motor (JPY) *                                     16,000           92

Nsk (JPY)                                                 7,000           43

Oji Paper Co (JPY)                                        8,000           41

Sekisui Chemical (JPY)                                    8,000           23

Singapore Press Holdings (SGD)                            4,000           59

Sumitomo Trust and Banking (JPY)                          9,000           61

Takashimaya (JPY)                                         6,000           41

Teijin (JPY)                                             18,000           93

Tokyo Seimitsu (JPY)                                      1,000           57

Yakult Honsha (JPY)                                       7,000           81

Yamaguchi Bank (JPY)                                      5,000           29

Yokogawa Electric (JPY)                                   2,000           17

                                                                       1,465

Other Foreign 0.3%

San Paolo IMI (EUR)                                         231            4

Siemens (EUR)                                             1,200          157

Unibanco GDR                                              2,200           65

ValiCert *                                                1,100   $        7

Woolworths (EUR)                                         22,500          105

                                                                         338

Total Foreign                                                          3,399

Total Common Stocks (Cost $57,281)                                    66,069


CONVERTIBLE BONDS 0.0%

Omnicare, 5.00%, 12/1/07                                 25,000           20

Total Convertible Bonds (Cost $18)                                        20


CORPORATE BONDS 16.1%

Abitibi Consolidated
  8.55%, 8/1/10                                         250,000          250

Acme Television
  10.875%, 9/30/04                                       25,000           22

AFC Enterprises
  10.25%, 5/15/07                                        75,000           68

Agrosy Gaming
  10.75%, 6/1/09                                         25,000           26

AIG Sunamerica Global
Financing
  Sr. Notes, (144a)
  7.60%, 6/15/05                                        250,000          264

Alaska Communications
  9.375%, 5/15/09                                       100,000           84

Alcoa
  Sr. Notes
  7.375%, 8/1/10                                        150,000          159

Allegiance Telecom
  Sr. Notes
  Zero Coupon, 2/15/08                                   50,000           32

Allied Holdings
  Sr. Notes
  8.625%, 10/1/07                                        75,000           57

Allied Waste
  Sr. Notes
  7.625%, 1/1/06                                         50,000           48

American Builders
  & Contractors Supply
  Sr. Sub. Notes
  10.625%, 5/15/07                                      100,000           81

American Standard
  9.25%, 12/1/16                                         31,000           31

Amerigas Partners
  Sr. Notes
  10.125%, 4/15/07                                       50,000   $       50

Amkor Technology, Sr. Notes
  9.25%, 5/1/06                                          75,000           72

Anteon
  12.00%, 5/15/09                                        50,000           44

Asat Finance
  Sr. Notes, (144a)
  12.50%, 11/1/06                                        48,750           45

Associated Materials
  Sr. Sub. Notes
  9.25%, 3/1/08                                         100,000           95

AT&T
  6.00%, 3/15/09                                        150,000          134

Avis Rent a Car
  Sr. Sub. Notes
  11.00%, 5/1/09                                        100,000          108

B&G Foods
  Sr. Sub. Notes
  9.625%, 8/1/07                                        100,000           65

Ballys Total Fitness
  Sr. Sub. Notes
  9.875%, 10/15/07                                      200,000          187

Bethlehem Steel
  10.375%, 9/1/03                                        50,000           35

British Telecommunications Plc
  8.125%, 12/15/10                                      300,000          304

BWAY
  Sr. Sub. Notes
  10.25%, 4/15/07                                       100,000           90

California Special Purpose Trust
  6.42%, 9/25/08                                        250,000          253

Capital One Bank
  8.25%, 6/15/05                                        150,000          152

Capital One Master Trust
  7.90%, 10/15/10                                       200,000          209

Case Equipment Loan Trust
  5.86%, 2/15/05                                        251,989          251

Charter Communication
  Sr. Notes
  8.25%, 4/1/07                                          75,000           69

Chattem
  Sr. Sub. Notes
  12.75%, 6/15/04                                       100,000           98

Cinemark USA
  Sr. Sub. Notes
  8.50%, 8/1/08                                          50,000   $       33

CIT Equipment Collateral Trust
  6.93%, 7/20/11                                        250,000          254

CIT RV Trust
  6.09%, 2/15/12                                        300,000          300

CMS Energy
  9.875%, 10/15/07                                       75,000           78

Coinmach
  Sr. Sub. Notes
  11.75%, 11/15/05                                       50,000           50

COMM 2000
  7.416%, 4/15/10                                       150,000          159

  7.494%, 4/15/10                                       150,000          158

Comstock Resources
  11.25%, 5/1/07                                         50,000           52

Consolidated Container
  Sr. Sub. Notes
  10.125%, 7/15/09                                       75,000           66

Container Corp. of America
  Sr. Notes
  9.75%, 4/1/03                                          50,000           50

Container Corporation of
  America, Gtd.
  10.75%, 5/1/02                                         25,000           25

Cott
  8.50%, 5/1/07                                          50,000           48

  9.375%, 7/1/05                                         50,000           50

DaimlerChrysler Auto Trust
  6.66%, 1/8/05                                         300,000          304

Dan River
  Sr. Sub. Notes
  10.125%, 12/15/03                                     100,000           77

Dealer Auto Receivables Trust
  7.12%, 3/15/05                                        275,000          283

Delta Mills
  Sr. Notes
  9.625%, 9/1/07                                         80,000           70

Deutsche Telekom
  8.00%, 6/15/10                                        200,000          204

Dime Bancorp
  7.00%, 7/25/01                                        150,000          149

Doane Pet Care
  Sr. Sub. Notes
  9.75%, 5/15/07                                         78,000           59

Dobson Communications
  10.875%, 7/1/10                                        50,000   $       50

Dyersburg*
  Sr. Sub. Notes
  9.75%, 9/1/07                                          50,000            3

Dyncorp
  Sr. Sub. Notes
  9.50%, 3/1/07                                          50,000           41

Energy Corporation of America
  Sr. Sub. Notes
  9.50%, 5/15/07                                         25,000           20

Exodus Communications
  Sr. Notes
  10.75%, 12/15/09                                       75,000           64

Fairfax Financial
  Sr. Notes
  8.25%, 10/1/15                                        800,000          666

Federated Department Stores
  7.00%, 2/15/28                                         94,000           78

Flextronics International
  Sr. Sub. Notes (144a)
  9.875%, 7/1/10                                         75,000           73

Focal Communications
  11.875%, 1/15/10                                       50,000           34

Ford Motor Credit
  Sr. Notes
  5.80%, 1/12/09                                        250,000          226

Frontiervision
  0%, 9/15/07                                            50,000           42

Sr. Notes, 11.00%, 10/15/06                              50,000           47

Geophysique
  10.625%, 11/15/07                                      50,000           51

Global Crossing Holdings
  Sr. Notes
  9.50%, 11/15/09                                       100,000           95

Global Imaging
  10.75%, 2/15/07                                        25,000           19

Goldman Sachs Group
  Sr. Notes
  7.80%, 1/28/10                                        400,000          418

Harrahs
  7.875%, 12/15/05                                       75,000           74

Hawk
  Sr. Notes
  10.25%, 12/1/03                                        75,000           71

Hercules
  Sr. Notes, (144a)
  11.125%, 11/15/07                                      50,000   $       51

Hexcel, 9.75%, 1/15/09                                   40,000           35

HMH Properties
  Sr. Notes
  7.875%, 8/1/08                                         50,000           48

Hollinger International Publishing
  Sr. Sub. Notes
  9.25%, 3/15/07                                        150,000          149

Insight Midwest
  Sr. Notes, (144a)
  10.50%, 11/1/10                                       150,000          154

Intermedia Communications
  of Florida
  Sr. Disc. Notes, STEP
  0%, 7/15/07                                           100,000           60

International Cabletel
  Sr. Notes, STEP
  0%, 2/1/06                                             50,000           44

International Game Technology
  8.375%, 5/15/09                                       150,000          150

International Wire
  Sr. Sub. Notes
  11.75%, 6/1/05                                         25,000           24

  11.75%, 6/1/05 (Series B)                              75,000           73

Intertek Finance
  Sr. Notes
  10.25%, 11/1/06                                        50,000           25

Isle of Capri Casinos
  Sr. Sub. Notes
  8.75%, 4/15/09                                         25,000           22

Jack in the Box
  Sr. Secured Notes
  9.75%, 11/1/03                                         30,000           30

Jitney-Jungle Stores*
  Sr. Sub. Notes
  12.00%, 3/1/06                                         75,000            1

JP Morgan Commercial
  Mortgage Finance
  7.41%, 8/15/32                                        150,000          157

Koppers
  Sr. Sub. Notes
  9.875%, 12/1/07                                        75,000           69

L3 Communications
  Sr. Sub. Notes
  10.375%, 5/1/07                                        50,000           51

Lear, 8.11%, 5/15/09                                     50,000   $       45

Lehman Brothers Holdings
  7.875%, 8/15/10                                       250,000          258

Lennar, 9.95%, 5/1/10                                    50,000           51

LifePoint Hospitals
  10.75%, 5/15/09                                       150,000          162

Lockheed Martin
  8.20%, 12/1/09                                        200,000          220

Mastec
  Sr. Sub. Notes
  7.75%, 2/1/08                                         100,000           92

MBNA, 7.75%, 9/15/05                                    150,000          152

McLeod USA
  0%, 3/1/07                                             75,000           63

Metronet Communications
  Sr. Disc. Notes, STEP
  0%, 6/15/08                                           200,000          162

Mohegan Tribal Gaming
  Authority
  Sr. Notes
  8.125%, 1/1/06                                        150,000          150

Morgan Stanley Dean Witter
  7.75%, 6/15/05                                        200,000          211

Nextel Communications
  Sr. Disc. Notes, STEP
  0%, 10/31/07                                          225,000          167

Nextlink Communications
  Sr. Disc. Notes, STEP
  0%, 6/1/09                                            185,000           92

Nissan Auto Receivables
  Owner Trust
  6.72%, 8/16/04                                        150,000          152

Nortek, 9.875%, 3/1/04                                   50,000           47

Northern Trust
  6.65%, 11/9/04                                        250,000          253

Northland Cable Television
  Sr. Sub. Notes
  10.25%, 11/15/07                                      100,000           66

NTL Communications
  Sr. Notes
  (144a) 11.875%, 10/1/10                                50,000           45

Ocean Energy
  Sr. Sub. Notes
  8.375%, 7/1/08                                         75,000           76

Orange, Sr. Notes
  9.00%, 6/1/09                                         150,000          150

Orion Power Holdings
  Sr. Notes
  (144a) 12.00%, 5/1/10                                  75,000   $       81

Owens & Minor
  10.875%, 6/1/06                                        25,000           26

Packaging Corp. of America
  9.625%, 4/1/09                                        150,000          155

Pegasus Communications
  Sr. Notes
  9.625%, 10/15/05                                       75,000           70

Premier Parks
  Sr. Disc. Notes, STEP
  0%, 4/1/08                                            100,000           69

Pride Petroleum Services
  Sr. Notes
  9.375%, 5/1/07                                         75,000           77

Principal Mutual
  8.00%, 3/1/44                                         800,000          723

Quest Diagnostics, Gtd.
  Sr. Sub. Notes,
  10.75%, 12/15/06                                      100,000          105

Qwest Capital Funding
  (144a), 7.90%, 8/15/10                                275,000          284

Qwest Communications
  Sr. Disc. Notes
  0%, 10/15/07                                          100,000           91

  Sr. Notes, 7.50%, 11/1/08                              25,000           25

R & B Falcon
  Sr. Notes
  6.95%, 4/15/08                                        200,000          184

Raytheon
  5.70%, 11/1/03                                        200,000          196

Riverwood
  Sr. Notes
  10.25%, 4/1/06                                        150,000          148

Salomon Brothers Commercial
  Mortgage Trust
  6.592%, 10/18/10                                      250,000          251

Scotland International Finance
  Sub. Notes, (144a)
  6.50%, 2/15/11                                        100,000           95

Securitized Asset Sales
  7.41%, 9/25/24                                        175,000          174

Sempra Energy
  6.95%, 12/1/05                                         90,000           88

Sinclair Broadcast Group
  Sr. Sub. Notes
  8.75%, 12/15/07                                        75,000   $       66

Six Flags Entertainment
  Sr. Notes
  8.875%, 4/1/06                                         75,000           71

Speedway Motorsports
  8.50%, 8/15/07                                        150,000          148

Sprint
  6.125%, 11/15/08                                      175,000          158

State Street
  7.65%, 6/15/10                                        135,000          143

Station Casinos
  10.125%, 3/15/06                                       75,000           77

Telefonica Europe
  7.75%, 9/15/10                                        150,000          152

Textron
  6.375%, 7/15/04                                       300,000          298

Time Warner Telecom
  9.75%, 7/15/08                                         25,000           23

Toyota Auto Receivables
  Owner Trust
  6.80%, 4/15/07                                        250,000          256

Triad Hospitals
  11.00%, 5/15/09                                        25,000           27

Triton PCS
  0%, 5/1/08                                            200,000          158

United International Holdings
  Sr. Disc. Notes, STEP
  0%, 2/15/08                                           100,000           43

Universal Compression
  Sr. Disc. Notes, STEP
  0%, 2/15/08                                           250,000          202

Venture Holdings Trust
  Sr. Sub. Notes
  9.50%, 7/1/05                                          50,000           15

Verizon Global Fund
  (144a), 6.75%, 12/1/05                                150,000          151

VoiceStream Wireless
  10.375%, 11/15/09                                     150,000          161

Waste Management
  7.70%, 10/1/02                                        150,000          150

Wells Fargo
  7.25%, 8/24/05                                        300,000          311

Western Wireless
  10.50%, 2/1/07                                         50,000           52

Westinghouse Air Brake
  Sr. Notes
  9.375%, 6/15/05                                        50,000   $       46

Westpoint Stevens
  7.875%, 6/15/05                                        50,000           37

Worldcom
  8.25%, 5/15/10                                        300,000          308

Yankeenets Capital
  (144a), 12.75%, 3/1/07                                 50,000           49

Ziff Davis Media
  (144a), 12.00%, 7/15/10                                25,000           20

Total Corporate Bonds (Cost $18,407)                                  17,645

U.S. GOERNMENT MORTGAGE-BACKED SECURITIES 8.7%

Federal National Mortgage Assn.
  6.50%, 3/20/23 - 1/1/26                               409,814          408

  7.00%, 11/1/30                                        474,661          475

  7.50%, 9/1/30                                         418,253          424

Government National Mortgage Assn.

  I
  6.00%, 4/15/26-12/15/28                               585,415          569

  6.50%, 3/15/26 - 5/15/29                            4,450,256        4,405

  7.00%, 12/15/27 - 5/15/29                           1,924,713        1,935

  7.50%, 5/15/24 - 12/15/29                             306,207          312

  8.00%, 10/15/25 - 6/15/26                             229,005          235

  8.50%, 12/15/24                                        19,877           20

  11.50%, 11/15/19                                       16,423           18

  II
  7.00%, 9/20/27-4/20/30                                757,433          758

Total U.S. Government
Mortgage-Backed Securities
(Cost $9,436)                                                          9,559

U.S. GOVERNMENT OBLIGATIONS/AGENCIES 12.1%
Federal Home Loan Mortgage
  5.95%, 1/19/06                                        750,000          751

  6.625%, 9/15/09                                       200,000          208

  7.00%, 3/15/10                                        750,000          801

Tennessee Valley Authority
  5.88%, 4/1/36                                         600,000          604

  6.235%, 7/15/45                                     1,000,000        1,002

U.S. Treasury Bonds
  6.75%, 8/15/26                                      3,900,000        4,507

  7.50%, 11/15/16                                       250,000          302

U.S. Treasury Inflation-Indexed Notes
  3.375%, 1/15/07                                       494,181   $      485

U.S. Treasury Notes
  4.25%, 11/15/03                                     4,040,000        3,944

  5.50%, 7/31/01                                        515,000          515

  6.50%, 8/15/05                                        150,000          159

Total U.S. Government
Obligations/Agencies
(Cost $12,689)                                                        13,278


MORTGAGE BACKED SECURITIES 0.5%

LB Commercial Conduit Mortgage Trust
  6.78%, 4/15/09                                        325,000          331

Salomon Brothers Mortgage Securities VII
  7.455%, 4/18/10                                       150,000          158

Total Mortgage Backed Securities
(Cost $463)                                                              489


Short-Term Investments 2.7%

Money Market Funds 2.7%

Reserve Investment Fund
  6.69% #                                             3,021,197        3,021

Total Short-Term Investments
(Cost $3,021)                                                     $    3,021

Total Investments in Securities
100.3% of Net Assets
(Cost $101,315)                                                      110,081

Other Assets Less Liabilities                                           (368)

NET ASSETS                                                        $  109,713
                                                                  ----------
Net Assets Consist of:

Accumulated net realized gain/loss -
net of distributions                                              $     (276)

Net unrealized gain (loss)                                             8,766

Paid-in-capital applicable to 7,059,172
shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares authorized                                      101,223

NET ASSETS                                                        $  109,713
                                                                  ----------

NET ASSET VALUE PER SHARE                                         $    15.54
                                                                  ----------

#     Seven-day yield

*     Non-income producing

ADR   American Depository Receipt

GDR   Global Depository Receipt

REIT  Real Estate Investment Trust

STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)

144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 1.2% of net assets.

ATS   Austrian schilling

AUD   Australian dollar

CHF   Swiss franc

DKK   Danish krone

EUR   Euro

GBP   British sterling

HKD   Hong Kong dollar

JPY   Japanese yen

MYR   Malaysian ringett

MXN   Mexican peso

NOK   Norwegian krone

NZD   New Zealand dollar

SEK   Swedish krona

SGD   Singapore dollar


Statement of Operations
T. Rowe Price Personal Strategy Balanced Portfolio
In thousands

                                                                        Year
                                                                       Ended
                                                                    12/31/00

Investment Income (Loss)

Income
  Interest                                                         $   3,121
  Dividend                                                             1,052
  Securities lending                                                       8

  Total income                                                         4,181

Expenses
  Investment management and administrative                               944

Net investment income (loss)                                           3,237

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                           4,531
  Foreign currency transactions                                           (7)

  Net realized gain (loss)                                             4,524

Change in net unrealized gain or loss on securities                   (1,924)

Net realized and unrealized gain (loss)                                2,600

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $   5,837
                                                                   ---------

The accompanying notes are an integral part of these financial statements.


Statement of Changes in Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
In thousands
                                                                        Year
                                                                       Ended
                                                       12/31/00     12/31/99

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                       $    3,237   $    2,501
  Net realized gain (loss)                                4,524        3,815
  Change in net unrealized gain or loss                  (1,924)         388

  Increase (decrease) in net assets
  from operations                                         5,837        6,704

Distributions to shareholders
  Net investment income                                  (3,182)      (2,497)
  Net realized gain                                      (5,517)      (4,892)

  Decrease in net assets from
  distributions                                          (8,699)      (7,389)

Capital share transactions*
  Shares sold                                            35,477       15,535
  Distributions reinvested                                8,699        7,389
  Shares redeemed                                       (16,860)     (16,455)

  Increase (decrease) in net assets
  from capital
  share transactions                                     27,316        6,469

Net Assets

Increase (decrease) during period                        24,454        5,784
Beginning of period                                      85,259       79,475

End of period                                        $  109,713   $   85,259
                                                     ----------   ----------
*Share information
  Shares sold                                             2,235          963
  Distributions reinvested                                  558          470
  Shares redeemed                                        (1,064)      (1,021)

  Increase (decrease) in shares
  outstanding                                             1,729          412

The accompanying notes are an integral part of these financial statements.


Notes to Financial Statements
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2000

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1994. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. The shares of the fund are currently being offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles which require the use of estimates by fund management.

     Valuation - Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, approximates fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation - Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts - Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

     In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide - Audits of Investment Companies (the guide), which will be adopted by the fund as of January 1, 2001. The guide requires all gain/loss on paydowns of MBS to be accounted for as interest income. This adjustment will have no effect on the fund's net assets or results of operations.

     Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.


NOTE 2 - INVESTMENT TRANSACTIONS

     Other - Purchases and sales of portfolio securities, other than short-term securities, aggregated $61,163,000 and $42,201,000, respectively, for the year ended December 31, 2000. Purchases and sales of U.S. government securities aggregated $16,297,000 and $12,498,000, respectively, for the year ended December 31, 2000.

     T. Rowe Price Personal Strategy Balanced Portfolio
     ---------------------------------------------------------------------------

     Undistributed net investment income                        $ (46,000)
     Undistributed net realized gain                                53,000
     Paid-in-capital                                               (7,000)


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute all of its taxable income.

     In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 2000. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

     At December 31, 2000, the aggregate cost of investments for federal income tax and financial reporting purposes was $101,315,000, and net unrealized gain aggregated $8,766,000, of which $15,363,000 related to appreciated investments and $6,597,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management and administrative agreement between the fund and
     T. Rowe Price Associates, Inc. (the manager), a wholly owned subsidiary of
     T. Rowe Price Group (Price Group), provides for an all-inclusive annual fee, of which $70,000 was payable at December 31, 2000. The fee, computed daily and paid monthly, is equal to 0.90% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, director's fees, and extraordinary expenses are paid directly by the fund.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2000, totaled $324,000 and are reflected as interest income in the accompanying Statement of Operations.


Report of Independent Accountants

To the Board of Directors of T. Rowe Price Equity Series, Inc.
and Shareholders of Personal Strategy Balanced Portfolio

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Personal Strategy Balanced Portfolio (one of the portfolios comprising
     T. Rowe Price Equity Series, Inc., hereafter referred to as the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with custodians, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP

     Baltimore, Maryland
     January 19, 2001


T. Rowe Price Personal Strategy Balanced Portfolio

Tax Information (Unaudited) for the Tax Year Ended 12/31/00

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o    $128,000 from short-term capital gains,

o $5,390,000 from long-term capital gains, subject to the 20% rate gains category,

For corporate shareholders, $647,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction


This report is authorized for distribution only to those who have received a copy of the portfolio's prospectus.

T.Rowe Price, Invest With Confidence
100 East Pratt Street
Baltimore, MD 21202

T. Rowe Price Investment Services, Inc., Distributor

TRP655 (2/01)
K15-053 12/31/00